Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliation of Federal Statutory Income Tax Rate

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2011	2012	2013
Federal statutory income tax rate	(34.0%)	(34.0%)	(34.0%)
Federal and state research and development tax credit	(6.4)	(1.2)	(9.0)
Orphan drug tax credit	—	—	(3.1)
State taxes, net of federal benefit	(5.4)	(5.0)	(4.0)
Meals and entertainment	0.1	—	—
Stock-based compensation expense	0.2	0.2	0.6
Nondeductible Australia research and development expenses	—	1.8	4.1
Change in deferred tax asset valuation allowance	45.5	38.2	45.4

Effective income tax rate	0.0%	0.0%	0.0%

Schedule of Net Deferred tax Assets

Net deferred tax assets as of December 31, 2012 and 2013 consisted of the following:

	December 31,
	2012	2013
Accrued expenses	$46	$18
Other temporary differences	1	2

Total current deferred tax assets	47	20

Noncurrent deferred tax assets:
Capitalized research and development expenses	16,676	19,856
Net operating loss carryforwards	3,209	4,021
Tax credit carryforwards	3,656	5,579
Capitalized legal expenses	385	790
Stock-based compensation	33	91

Total noncurrent deferred tax assets	23,959	30,337

Total gross deferred tax assets	24,006	30,357
Valuation allowance	(24,006)	(30,357)

Net deferred tax assets	$—	$—

Summary of Changes in the Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2011, 2012 and 2013 related primarily to the increase in net operating loss carryforwards, capitalized research and development expenses and research and development tax credit carryforwards and were as follows:

	Year Ended December 31,
	2011	2012	2013
Valuation allowance as of beginning of year	$12,748	$18,744	$24,006
Decreases recorded as benefit to income tax provision	—	—	—
Increases recorded to income tax provision	5,996	5,262	6,351

Valuation allowance as of end of year	$18,744	$24,006	$30,357